Note 30 - Legal Claim Contingency (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
Nature	12/31/2024	12/31/2023
Regulatory	184	-
Civil (1)	8,831	138
Labor	701	497
	9,716	635